Income Taxes (Details) - USD ($)	12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2020
Statement [Line Items]
Net income (loss) for the year before recovery of income taxes	$ 16,120,203	$ (41,960,484)	$ (977,635)
Income Tax [member]
Statement [Line Items]
Net income (loss) for the year before recovery of income taxes	16,120,203	(41,960,484)
Expected income tax (recovery) expense	4,271,860	(11,119,530)
Non-deductible expenses and other	(30,060)	0
Share cost of issue booked to equity	0	(30,060)
Share based compensation	102,270	992,210
Change in value of warrant liability	(5,108,610)	9,668,900
Difference in foreign tax rates	172,620	63,830
Change in tax benefits not recognized	531,800	424,650
Income tax (recovery) expense	$ 0	$ 0